Lease liabilities	6 Months Ended
Jun. 30, 2024
Lease liabilities.
Lease liabilities

19.Lease liabilities

(Euro thousands)	Lease liabilities
At December 31, 2023	145,769
Additions due to new leases and store renewals	22,204
Interest expense	3,647
Repayment of lease liabilities (including interest expense)	(19,874)
Contract modifications	2,675
Disposals	(10)
Net foreign exchange differences	1,488
At June 30, 2024	155,899
Of which:
Non-current	120,250
Current	35,649

In certain countries, leases for stores entail the payment of both minimum amounts and variable amounts, especially for stores with lease payments indexed to revenue. As required by IFRS 16, only the minimum fixed lease payments are capitalized.

The following table summarizes the undiscounted contractual cash flows of lease liabilities by maturity date:

	Total contractual
	cash flows of
(Euro thousands)	lease liabilities	Year 1	Year 2	Year 3	Beyond
At June 30, 2024	175,987	39,476	35,801	26,739	73,971
At December 31, 2023	167,376	37,824	32,651	26,034	70,867